SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Foreign Exchange Issuers

The following foreign exchange rates have been used for the preparation of the accounts:

	Closing rate			Average rate
€1 = x foreign currency	2017	2016	2015	2017	2016	2015
US Dollar	1.1999	1.0522	1.0866	1.1271	1.1059	1.1135
GB Pound	0.8886	0.8533	0.7360	0.8724	0.8131	0.7267

Summary of Useful Lives of PPE

Depreciation is charged to the income statement on the following basis:

• Buildings	10 years

• Equipment	3 years

• Hardware	3 years

• Furniture	5 years

• Equipment under leasing	The shorter of the useful life or the minimum leasing term

• Leasehold improvements	The shorter of the useful life or the minimum leasing term